Capital Management (Components of Ratios) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted net debt to adjusted EBITDA	0.9	1.4
Debt to capital (Limit 0.65:1:00)	0.32 : 1.00	0.32 : 1.00
Adjusted EBITDA to adjusted finance costs	21.6	14.3